CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 11,420	$ 9,475	$ 43,036	$ 36,392
Cost of revenue	1,455	1,090	4,983	4,962
Gross profit	9,965	8,385	38,053	31,430
Operating expenses
Sales and marketing	7,014	3,803	19,640	13,189
Product development	3,465	3,170	13,896	14,485
General and administrative	6,931	2,506	15,142	13,052
Total operating expenses	17,410	9,479	48,678	40,726
Loss from operations	(7,445)	(1,094)	(10,625)	(9,296)
Interest (expense) income, net	(697)	1	(1,349)	(637)
Change in fair value of derivatives	(10,397)	0
Other expense, net	(837)	(16)	(50)	(31)
Net loss	$ (19,376)	$ (1,109)	$ (12,024)	$ (9,964)
Basic loss per share (in usd per share)	$ (0.52)	$ (0.04)	$ (0.16)	$ (0.13)
Diluted loss per share (in usd per share)	$ (0.52)	$ (0.04)	$ (0.16)	$ (0.13)
Weighted-average basic shares outstanding (in shares)	37,525	30,904	75,791	76,431
Weighted-average diluted shares outstanding (in shares)	37,525	30,904	75,791	76,431